UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

 /s/ William G. Butterly, III     New York, NY     February 01, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:    $53,700 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12637                     Robeco Groep NV

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED ENERGY INDS           COM              007973100      376    35000 SH       DEFINED                 35000        0        0
AMERICAN STS WTR CO            COM              029899101      906    25950 SH       DEFINED                 25950        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     4703   147600 SH       DEFINED                147600        0        0
AQUA AMERICA INC               COM              03836W103     2501   113400 SH       DEFINED                113400        0        0
ASHLAND INC NEW                COM              044209104     1012    17700 SH       DEFINED                 17700        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      227     4550 SH       DEFINED                  4550        0        0
CALIFORNIA WTR SVC GROUP       COM              130788102      804    44000 SH       DEFINED                 44000        0        0
CHEVRON CORP NEW               COM              166764100      412     3871 SH       DEFINED                  3871        0        0
CLEAN ENERGY FUELS CORP        COM              184499101      249    20000 SH       DEFINED                 20000        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601      338    19000 SH       DEFINED                 19000        0        0
COMPANHIA PARANAENSE ENERG C   SPON ADR PFD     20441B407      231    11000 SH       DEFINED                 11000        0        0
CPFL ENERGIA S A               SPONSORED ADR    126153105      254     9000 SH       DEFINED                  9000        0        0
DANAHER CORP DEL               COM              235851102     4723   100400 SH       DEFINED                100400        0        0
DELL INC                       COM              24702R101      255    17400 SH       DEFINED                 17400        0        0
ELSTER GROUP SE                SPONSORED ADR    290348101     1113    85642 SH       DEFINED                 85642        0        0
FLOWSERVE CORP                 COM              34354P105      589     5931 SH       DEFINED                  5931        0        0
FUEL SYS SOLUTIONS INC         COM              35952W103      358    21700 SH       DEFINED                 21700        0        0
GENERAL CABLE CORP DEL NEW     COM              369300108      279    11160 SH       DEFINED                 11160        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      403    24830 SH       DEFINED                 24830        0        0
HAWAIIAN ELEC INDUSTRIES       COM              419870100      318    12000 SH       DEFINED                 12000        0        0
HEALTH NET INC                 COM              42222G108      594    19531 SH       DEFINED                 19531        0        0
HEWLETT PACKARD CO             COM              428236103      530    20568 SH       DEFINED                 20568        0        0
ICF INTL INC                   COM              44925C103      616    24830 SH       DEFINED                 24830        0        0
IDEX CORP                      COM              45167R104     2687    72400 SH       DEFINED                 72400        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      488     2655 SH       DEFINED                  2655        0        0
ITC HLDGS CORP                 COM              465685105      798    10511 SH       DEFINED                 10511        0        0
ITRON INC                      COM              465741106      663    18538 SH       DEFINED                 18538        0        0
JOHNSON CTLS INC               COM              478366107      433    13850 SH       DEFINED                 13850        0        0
KIMBERLY CLARK CORP            COM              494368103      429     5836 SH       DEFINED                  5836        0        0
KROGER CO                      COM              501044101      240     9900 SH       DEFINED                  9900        0        0
LAYNE CHRISTENSEN CO           COM              521050104      551    22811 SH       DEFINED                 22811        0        0
LIMITED BRANDS INC             COM              532716107      328     8136 SH       DEFINED                  8136        0        0
LINDSAY CORP                   COM              535555106      577    10500 SH       DEFINED                 10500        0        0
MASTEC INC                     COM              576323109      330    19000 SH       DEFINED                 19000        0        0
MCDONALDS CORP                 COM              580135101      266     2656 SH       DEFINED                  2656        0        0
MICROSOFT CORP                 COM              594918104      496    19090 SH       DEFINED                 19090        0        0
MYLAN INC                      COM              628530107      437    20350 SH       DEFINED                 20350        0        0
NORTHEAST UTILS                COM              664397106      433    12000 SH       DEFINED                 12000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      537     5731 SH       DEFINED                  5731        0        0
PALL CORP                      COM              696429307     2052    35900 SH       DEFINED                 35900        0        0
PENTAIR INC                    COM              709631105     2128    63900 SH       DEFINED                 63900        0        0
PEPCO HOLDINGS INC             COM              713291102      528    26000 SH       DEFINED                 26000        0        0
PFIZER INC                     COM              717081103      597    27606 SH       DEFINED                 27606        0        0
PROCTER & GAMBLE CO            COM              742718109      600     8992 SH       DEFINED                  8992        0        0
QUANTA SVCS INC                COM              74762E102      323    15000 SH       DEFINED                 15000        0        0
REYNOLDS AMERICAN INC          COM              761713106      586    14150 SH       DEFINED                 14150        0        0
ROBBINS & MYERS INC            COM              770196103      262     5383 SH       DEFINED                  5383        0        0
ROPER INDS INC NEW             COM              776696106     1167    13440 SH       DEFINED                 13440        0        0
SMITH A O                      COM              831865209     2139    53300 SH       DEFINED                 53300        0        0
TETRA TECH INC NEW             COM              88162G103     1933    89500 SH       DEFINED                 89500        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      306     7570 SH       DEFINED                  7570        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     2420    53800 SH       DEFINED                 53800        0        0
WATTS WATER TECHNOLOGIES INC   CL A             942749102     1809    52854 SH       DEFINED                 52854        0        0
XYLEM INC                      COM              98419M100     5366   208900 SH       DEFINED                208900        0        0